Key management personnel disclosures (Tables)	12 Months Ended
Jun. 30, 2021
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Summary of compensation made to directors and other members of key management personnel
The aggregate compensation made to directors and other members of key management personnel (‘KMP’) of the consolidated entity is set out below:

	2021 A$’000	2020 A$’000	2019 A$’000
Short-term employee benefits	1,574	1,324	1,176
Post-employment benefits	112	97	84
Share-based payments	617	230	125

	2,303	1,651	1,385